Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2024
Intangible Assets, Net
Schedule of intangible assets, net

	As of June 30,
	2023	2024
	US$	US$

Computer software	326	326
Licenses	1,966	1,966
Intangible assets, cost	2,292	2,292
Less: accumulated amortization	(83)	(134)
accumulated impairment	—	(2,158)
Intangible assets, net	2,209	—